Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	(249,990)	(127,007)	(101,552)
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	16	13	—
Foreign	—	9	—
Total current provision	16	22	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	$16	$22	$—
A reconciliation of the U.S. federal statutory income tax rates to our effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2021	2020	2019
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.9	1.7	3.4
Change in valuation allowance	(17.9)	(17.5)	(23.9)
Research and development credit	0.5	0.2	0.3
Fair market value adjustment (1)	(5.9)	(2.1)	—
Non-deductible Convertible Notes interest expense	(1.5)	(2.2)	—
Other	(0.1)	(1.1)	(0.8)
Effective income tax rate	—%	—%	—%
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(1)The adjustments related to the loss on valuation of derivative and warrant liabilities.
Our deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$150,857	$113,643
Deferred revenue	9,419	6,731
Stock-based compensation	4,679	3,560
Accruals and reserves, not currently deductible for tax purposes	10,665	8,351
Research and development credit	4,562	2,761
Goodwill	888	1,014
Interest expense	1,808	2,097
Lease liability	6,511	2,738
Other	381	44
Gross deferred tax assets	189,770	140,939
Less valuation allowance	(182,113)	(137,437)
Net deferred tax assets	$7,657	$3,502
Deferred tax liabilities:
Property, plant and equipment	(1,344)	(1,008)
ROU assets	(6,313)	(2,494)
Other	—	—
Gross deferred tax liabilities	(7,657)	(3,502)
Net deferred tax asset (liabilities)	$—	$—
The net valuation allowance increased by $44.7 million and $22.3 million for December 31, 2021 and 2020, respectively.
As of December 31, 2021 and 2020, the Company’s net deferred tax assets and liabilities were zero. The deferred tax assets consist primarily of the federal and state net operating losses. Realization of deferred tax assets is dependent upon future taxable income, if any, the amount and timing of which are uncertain. In assessing the realizability of deferred tax assets, management determined that it is more likely than not that no deferred tax assets will be realized. Therefore, the Company has provided a full valuation allowance against these deferred tax assets.
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2021	2020
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	361,815	216,724
State	437,868	317,801
Total	$1,037,533	$772,375
Net operating loss carryforwards are available to offset future federal and state taxable income. The federal net operating loss carryforwards generated prior to 2018 will begin to expire in 2030 and the net operating loss carryforwards generated after December 31, 2017 do not expire. The state net operating loss carryforwards will begin to expire in 2023.
The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2021	2020
Federal	$3,454	$2,020
State	2,471	1,231
Total	$5,925	$3,251
The research and development credit carryforwards are available to reduce future regular income taxes. The federal research and development credit carryforwards will begin to expire in 2037, while the South Carolina research and development credit carryforwards will begin to expire in 2027. California research and development credit carryforwards have no expiration date.
Utilization of the Company’s net operating loss carryforwards and research tax credit carryforwards may be subject to substantial annual limitations due to the ownership change limitations provided by the Internal Revenue Code and similar state provisions. The annual limitation could result in the expiration of the net operating loss carryforwards and research tax credit carryforwards before utilization.

The Company’s policy is to recognize interest or penalties related to income tax matters in income tax expense. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business. In the event that any unrecognized tax benefits are recognized, the effective tax rate will not be affected.
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2021, 2020 and 2019 was as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Beginning balance	$813	$707	$527
Increase – tax positions in current period	668	106	180
Ending balance	$1,481	$813	$707
The Company files tax returns in the United States and certain states. Due to the losses being carried forward, the tax years from 2010 forward remain open to examination.